Long-Term Prepayments and Other Non-Current Assets (Details) - Schedule of long-term prepayments and other non-current assets - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Schedule of long-term prepayments and other non-current assets [Abstract]
Deposits paid for lease assets		$ 353,132	$ 363,652
Deposits paid for land		1,412,529	727,304
Performance deposits	[1]	2,683,806	2,763,758
Total		$ 4,449,467	$ 3,854,714

[1]	E-Home Pingtan entered into three pieces agreements with three new outlets for the cooperation. This refundable performance deposits were mainly paid for the business introduction that the outlets will promise to refer the business and customers to E-Home Pingtan within three years.